CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Millions	Attributable to the owner of the parent	Invested capital	Equity share capital	Share premium	Treasury shares	Other reserves	Retained earnings	Total
Balance at beginning of the period at Dec. 31, 2020	$ 48	$ 63				$ (15)		$ 48
Profit/Loss for the year								(48)
Loss for the period pre AMP Transfer	(74)	(74)						(74)
Other comprehensive income								106
Other comprehensive income pre AMP Transfer	66	11				55		66
Hedging gains transferred to cost of inventory pre AMP Transfer	(6)					(6)		(6)
Capital contribution	113					113		113
Increase in invested capital	176	176						176
AMP Transfer	(1,112)	$ (176)	$ 6	$ 4,982		(5,924)		(1,112)
Profit for the period post AMP transfer	26						$ 26	26
Other comprehensive income post AMP transfer	40					37	3	40
Hedging gains transferred to cost of inventory post AMP transfer	(17)					(17)		(17)
Balance at end of the period at Jun. 30, 2021	(740)		6	4,982		(5,757)	29	(740)
Balance at beginning of the period at Dec. 31, 2021	286		7	5,992		(5,593)	(120)	286
Profit/Loss for the year	157						157	157
Other comprehensive income	86					49	37	86
Shares acquired by AMPSA (Treasury shares)	(3)				$ (3)			(3)
Hedging gains or losses transferred to cost of inventory	(72)					(72)		(72)
Dividends (Note 14)	(121)						(121)	(121)
Balance at end of the period at Jun. 30, 2022	$ 333		$ 7	$ 5,992	$ (3)	$ (5,616)	$ (47)	$ 333